Basis for preparation, consolidation and accounting policies - Reconciliation between the balance of assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Total lease liabilities	$ 7,839	$ 7,503
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Total lease liabilities	$ 330	$ 596